VIE and Other Finance Receivables, net of Allowance for Losses (Details 2) (Predecessor, USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011
Encumbrances on financing receivable
Total VIE finance receivables, net of allowances				$ 15
Expected cash flows
Total	5,784,472	5,335,328		4,755,291
$45.1 million long-term presettlement facility
Encumbrances on financing receivable
Bond size	45,100	45,100
$2.4 Long-term facility
Encumbrances on financing receivable
Bond size	2,400	2,400
VIE and Other Finance Receivables, net
Encumbrances on financing receivable
Total VIE finance receivables, net of allowances	117,963	128,737		126,312
Not encumbered	15,542	21,616		31,248
Finance receivables, net	133,505	150,353	153,194	157,560
VIE and Other Finance Receivables, net | Structured settlements, annuities and lottery winnings
Expected cash flows
Year ending 2013		11,609
Year ending 2014		12,166
Year ending 2015		11,864
Year ending 2016		11,757
Year ending 2017		10,899
Thereafter		118,562
Total		176,857
Receivable which do not have specified maturity dates		65,191
VIE and Other Finance Receivables, net | VIE securitization debt
Encumbrances on financing receivable
Total VIE finance receivables, net of allowances	79,193	80,826		84,218
VIE and Other Finance Receivables, net | Credit facility
Encumbrances on financing receivable
Finance receivables, net	45,534		54,185
VIE and Other Finance Receivables, net | $45.1 million long-term presettlement facility
Encumbrances on financing receivable
Total VIE finance receivables, net of allowances	12,775	19,389		31,801
Maximum borrowing capacity		45,100		45,100
VIE and Other Finance Receivables, net | $2.4 Long-term facility
Encumbrances on financing receivable
Total VIE finance receivables, net of allowances	2,532	2,663
Maximum borrowing capacity		2,400
Peach One | Credit facility
Encumbrances on financing receivable
Maximum borrowing capacity	40,000	40,000		40,000
Peach One | VIE and Other Finance Receivables, net | Credit facility
Encumbrances on financing receivable
Total VIE finance receivables, net of allowances	23,463	25,859		10,278
SRF7 | Credit facility
Encumbrances on financing receivable
Maximum borrowing capacity		$ 100,000		$ 100,000